Income and expenses - Sale by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Sales by Geographical Area
Sales	$ 2,274,038	$ 1,741,693	[1]	$ 1,576,037	[1]
Spain
Sales by Geographical Area
Sales	274,769	253,991		201,403
Germany
Sales by Geographical Area
Sales	359,737	245,152		241,046
Italy
Sales by Geographical Area
Sales	138,796	94,590		90,267
Other EU Countries
Sales by Geographical Area
Sales	487,340	340,877		236,746
USA
Sales by Geographical Area
Sales	674,243	547,309		563,619
Rest of World
Sales by Geographical Area
Sales	$ 339,153	$ 259,774		$ 242,956

[1]	The amounts for 2016 have been re-presented to show the results of the Spanish energy business within profit (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.